17010104

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

JAN 25 2017

Washington, DC 20549

CERT NAS
File No. 001-35521

By Electronic Mail

January 25, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on January 24, 2017 The Nasdaq Stock Market (the "Exchange") received from ClearSign Combustion Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Warrants, each representing the right to purchase one share of common stock

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery